DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Current [Abstract]
Third parties		$ 142,860,672	$ 96,720,799
Related parties		13,457,571	14,563,457
Allowance for doubtful accounts	[1]	(301,770)	(657,145)
Total		156,016,473	110,627,111
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		657,145	898,669		$ 1,750,545
Inflation adjustment restatement		(355,375)	(610,087)		(851,876)
Additions		0	371,535	[2]	0
Applications		0	(2,972)		0
Reversals		0	0		0
Balance at the end of period		301,770	657,145		$ 898,669
Natural Gas Transportation [Member]
Current [Abstract]
Third parties		62,947,107	33,748,153
Related parties		2,253,965	578,566
Liquids Production and Commercialization [Member]
Current [Abstract]
Third parties		45,620,911	34,435,457
Related parties		2,377,690	1,407,443
Midstream [Member]
Current [Abstract]
Third parties		34,292,654	28,537,189
Related parties		$ 8,825,916	$ 12,577,448

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).
[2]	Included in “Selling expenses”.